Financial Instruments - Summary of Credit Risk Exposure (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	$ 32,166	$ 39,983
Financial assets	32,166	39,983
12-month ECL [Member] | Low Risk [Member] | Deposits [Member]
Disclosure of credit risk exposure [line items]
Financial assets	110	129
12-month ECL [Member] | A3 [Member] | Time deposits with maturity less than twelve months [Member]
Disclosure of credit risk exposure [line items]
Financial assets	0	2,872
12-month ECL [Member] | A3 [Member] | Time deposits with maturity greater than twelve months [Member]
Disclosure of credit risk exposure [line items]
Financial assets	0	4,307
12-month ECL [Member] | A3 to Aa2 [Member] | Cash and cash equivalents [Member]
Disclosure of credit risk exposure [line items]
Financial assets	$ 32,056	$ 32,675